SUPPLEMENT DATED AUGUST 19, 2011
TO PROSPECTUS DATED MAY 1, 2011
FOR
TFLIC FREEDOM ELITE BUILDER®
TFLIC FREEDOM ELITE BUILDER II®
TFLIC FINANCIAL FREEDOM BUILDER®
Each An Individual Flexible Premium Variable Life Insurance Policy
Issued through
TFLIC Series Life Account
By
Transamerica Financial Life Insurance Company

This Supplement modifies certain information contained in your TFLIC Freedom Elite Builder®, TFLIC Freedom Elite Builder II® and/or TFLIC Financial Freedom Builder® prospectuses.  Please read it carefully and retain it for future reference.  All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

Effective August 18, 2011, AEGON USA Investment Management, LLC (“AUIM”) has been appointed by the Transamerica Series Trust (“TST”) Board of Directors as interim sub-adviser for the Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP and Transamerica Foxhall Global Commodities & Hard Assets VP portfolios of TST.  AUIM will manage the portfolios in accordance with the investment strategies and limitations described in each portfolio’s current prospectus.   It is anticipated that during the 4th quarter of 2011, Transamerica Global Conservative VP, Transamerica Global Growth VP and Transamerica Emerging Markets/Pacific Rim VP will be reorganized into existing TST portfolios (subject to shareholder approval) and Transamerica Global Commodities & Hard Assets VP will be restructured.

 Accordingly, please replace all references in your prospectus to Foxhall Capital Management, Inc.  with AUIM.   Also, please note the following name changes for the portfolios:

Former Name	Interim Mandate Name
Transamerica Foxhall Global Conservative VP	Transamerica Global Conservative VP
Transamerica Foxhall Global Growth VP	Transamerica Global Growth VP
Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Emerging Markets/Pacific Rim VP
Transamerica Foxhall Global Commodities & Hard Assets VP	Transamerica Global Commodities & Hard Assets VP

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE